Cash Flow Information - Summary of Net Debt Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	$ 28,308
Cash inflows	27,714
Cash outflows	(17,347)
Foreign exchange adjustments	2,524
Acquisition of PP&E by finance lease	30
Balance at December 31	41,229
Cash and cash equivalents	46,093	$ 48,231	$ 51,303	$ 68,863
Net credit	4,864
Interest -bearing loans and borrowings [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	28,225
Cash inflows	27,714
Cash outflows	(17,306)
Foreign exchange adjustments	2,518
Balance at December 31	41,151
Financial lease liabilities [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Balance at January 1	83
Cash outflows	(41)
Foreign exchange adjustments	6
Acquisition of PP&E by finance lease	30
Balance at December 31	$ 78